Acquisitions and business combinations - Billing Online Solutions LLC (Details) - RUB (₽) ₽ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions and business combinations
Cash consideration paid		₽ 354	₽ (138)	₽ 321
Billing Online Solutions LLC (Russia)
Acquisitions and business combinations
Cash consideration	₽ 129	129
Cash consideration paid	50
Amount of consideration payable	79	79
Intangible assets	78	78
Goodwill arising on acquisition	51	51
Goodwill expected to be deductible for tax purposes	₽ 0	₽ 0